Business combination - Acquisition (Details) - Shopline Group - USD ($) $ in Thousands		12 Months Ended
	Sep. 06, 2022	Dec. 31, 2024
Business combination
Cash paid for acquisition	$ 182,892
Percentage of shares in subsidiary transferred		70.40%
Class B common shares
Business combination
Cash paid for acquisition	$ 182,900